Net Financial Results - Detailed Information about Financial Results (Detail) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2025		Dec. 31, 2024		Dec. 31, 2023
Financial income
Interest on cash and cash equivalents and investments in financial assets	$ 31		$ 45		$ 221
Interest on trade receivables	48		75		98
Other financial income	26		14		15
Total financial income	105		134		334
Financial costs
Interest loss	(677)		(670)		(686)
Hydrocarbon well abandonment provision financial accretion	(257)	[1]	(342)	[1]	(259)
Other financial costs	(153)		(157)		(204)
Total financial costs	(1,087)		(1,169)		(1,149)
Other financial results
Exchange differences generated by loans	3		17		145
Exchange differences generated by cash and cash equivalents and investments in financial assets	(63)		(31)		(294)
Other exchange differences, net	20		(77)	[2]	73	[2]
Result on financial assets at fair value through profit or loss	132		232		289
Result from derivative financial instruments	1		(1)		7
Result from net monetary position	(63)		39		37
Export Increase Program	0		3	[3]	22	[3]
Result from transactions with financial assets			(3)		32	[4]
Total other financial results	30		179		311
Net financial results	$ (952)		$ (856)		$ (504)

[1]	Includes 173 and 215 for the fiscal years ended December 31, 2025 and 2024, respectively, corresponding to the financial accretion of liabilities directly associated with assets held for sale, see Notes 2.b.13) and 11.a).
[2]	See Note 2.d).
[3]	See Note 35.j).
[4]	Includes 19 corresponding to the adjustment for inflation of the fiscal year and (41) corresponding to the effect of the translation.